Income and other taxes - Schedule of Deferred Income Tax Liabilities and Deferred Tax Expense (Recovery) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax (liabilities)/assets	$ (182,515)	$ (186,432)	$ (196,356)
Deferred income tax expense/(recovery)	(3,917)	(5,267)
Operating loss carry-forwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax (liabilities)/assets	22,119	30,735
Deferred income tax expense/(recovery)	8,616	(9,630)
Current assets and liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax (liabilities)/assets	(7,030)	(5,502)
Deferred income tax expense/(recovery)	1,528	10,507
Mining interests
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax (liabilities)/assets	(207,133)	(211,581)
Deferred income tax expense/(recovery)	(4,448)	(10,333)
Mine restoration provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax (liabilities)/assets	24,622	29,052
Deferred income tax expense/(recovery)	4,430	1,393
Future withholding tax
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax (liabilities)/assets	(9,000)	(21,000)
Deferred income tax expense/(recovery)	(12,000)	(3,300)
Unrealized gains
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax (liabilities)/assets	(7,510)	(8,097)
Deferred income tax expense/(recovery)	(587)	5,012
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax (liabilities)/assets	1,417	(39)
Deferred income tax expense/(recovery)	$ (1,456)	$ 1,084